N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2024
Amendment Flag	false
AssetEdge VUL 2022-2
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $56.82 (5.682%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,682.
•Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $56.82 (5.682%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,682.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.682%
Surrender Charge Example Maximum [Dollars]	$ 5,682
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.88%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 14 years from the Policy Date and up to 14 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge.Transaction FeesThe first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 3% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.82 (5.682%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.00000 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum Charge of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.33167 per $1,000 of Initial Specified Amount or increase in Specified Amount.[2]
Policy Loan Interest	Annually	As a percentage of amount held in the Loan Account.[3]
•4%
Interest on Accelerated Benefit Lien	Annually	4%, as an annualized percentage of Accelerated Benefit up to Surrender Value.
Variable, as an annualized percentage of Accelerated Benefit exceeding Surrender Value.[4]
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges
Basic Accelerated Benefits Riders[5]	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Business Exec Enhanced Surrender Value Rider[6]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Individual Exec Enhanced Surrender Value Rider[7]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
Option 1: $0.0625
Option 2: $0.1875
Lincoln LifeEnhance® Accelerated Benefits Rider	Monthly	As a dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, as applicable:
•Maximum: $4.47 per $1,000[8]
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Lincoln LifeAssure® Accelerated Benefits Rider	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Long-Term Care Rider*	Monthly	Administrative LTC Rider Fee for the first 10 Policy Years from the Policy Date
•Maximum: $0.017 per $1,000
•Minimum: $0.001 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Plus a dollar amount per $1,000 of Rider Net Amount at Risk
•Maximum: $3.67655 per $1,000
•Minimum: $0.00094 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Deduction Rider[9]	Monthly	Rate factor as a percentage of all other covered monthly charges:
•Maximum: 12%
•Minimum: 2%
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.50%
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.[3]Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.[4]Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.[5]There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.[6]This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See section headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.[7]This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.[8]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[9]These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges” are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 3% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.82 (5.682%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[2,3]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.682%
Deferred Sales Load, Footnotes [Text Block]	•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified AmountDuring the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.00000 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum Charge of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.33167 per $1,000 of Initial Specified Amount or increase in Specified Amount.[2]
Policy Loan Interest	Annually	As a percentage of amount held in the Loan Account.[3]
•4%
Interest on Accelerated Benefit Lien	Annually	4%, as an annualized percentage of Accelerated Benefit up to Surrender Value.
Variable, as an annualized percentage of Accelerated Benefit exceeding Surrender Value.[4]
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges
Basic Accelerated Benefits Riders[5]	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Business Exec Enhanced Surrender Value Rider[6]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Individual Exec Enhanced Surrender Value Rider[7]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
Option 1: $0.0625
Option 2: $0.1875
Lincoln LifeEnhance® Accelerated Benefits Rider	Monthly	As a dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, as applicable:
•Maximum: $4.47 per $1,000[8]
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Lincoln LifeAssure® Accelerated Benefits Rider	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Long-Term Care Rider*	Monthly	Administrative LTC Rider Fee for the first 10 Policy Years from the Policy Date
•Maximum: $0.017 per $1,000
•Minimum: $0.001 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Plus a dollar amount per $1,000 of Rider Net Amount at Risk
•Maximum: $3.67655 per $1,000
•Minimum: $0.00094 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Deduction Rider[9]	Monthly	Rate factor as a percentage of all other covered monthly charges:
•Maximum: 12%
•Minimum: 2%
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.50%
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.[3]Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.[4]Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.[5]There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.[6]This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See section headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.[7]This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.[8]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[9]These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges” are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Insurance Cost, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.25%
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense (of Other Amount), Maximum [Percent]	5.33167%
Administrative Expense, Footnotes [Text Block]	The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.88%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus. Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 14 Policy Years or within 14 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½. Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Debt, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy. For example, as benefits paid under the basic Accelerated Benefits Riders are considered liens on the Policy, the amount of such benefits would be deducted from Death Benefit Proceeds. Refer to the sections of this prospectus headed “Riders” for a discussion of the treatment of benefits paid under the basic Accelerated Benefits Riders and “Continuation of Coverage” for a discussion of the death benefits for age 121 and later. Death Benefit ProceedsThe Death Benefit Proceeds payable upon the death of the Insured will be the greater of:1)the amount determined by the death benefit option (see below) in effect on the date of the death of the Insured, less any Debt; or2)an amount equal to the Accumulation Value on the date of death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)Death Benefit OptionsThree different death benefit options are available. You may choose the death benefit option at the time you apply for your Policy. If you do not choose a death benefit option at that time, Death Benefit Option 1 will apply. (See discussion under heading “Changes to the Initial Specified Amount and Death Benefit Options” for details as to changes you are permitted to make in your choice of death benefit option after your Policy has been issued). Your registered representative can assist you in determining the option that best meets your needs. The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders and
Debt after the date of death; or
b)the Specified Amount as of the date of the Insured's death, multiplied by 115%, less any Partial Surrenders and Debt after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.
A Partial Surrender after the date of death is an amount we may have paid to the Owner after the date of the Insured’s death but before the death of the Insured was reported to us.Your choice of death benefit option will impact the Cost of Insurance Charge because the Cost of Insurance Charge is based upon the Net Amount at Risk. The Net Amount at Risk for your Policy is the difference between the death benefit and the Accumulation Value of your Policy. Therefore, for example, if you choose Death Benefit Option 1, if your Accumulation Value increases (because of positive investment results), your Cost of Insurance Charge will be less than if your Accumulation Value did not increase or declined. (See section headed “Cost of Insurance” for discussion of Cost of Insurance Charges.)The death benefit payable under any of the death benefit options will also be reduced by the amount necessary to repay the Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force.Partial Surrenders may also reduce the death benefit payable under any of the death benefit options (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender will have on the death benefit payable under each option.)Death Benefit Options and the Enhanced Surrender Value. If this Rider is in force on the date of the Insured’s death and Death Benefit Option 2 is in effect, the Enhanced Surrender Value will also be considered in determining the amount under Death Benefit Option 2 equal to the greatest of:a.the Specified Amount on the Insured’s date of death plus the Accumulation Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death;b.the Specified Amount on the Insured’s date of death plus the Enhanced Surrender Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death; orc.the Specified Amount on the date of the Insured’s death multiplied by the Death Benefit Option 2 Factor as shown in the Policy Specifications, less any Partial Surrenders processed after the Insured’s date of death.Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force.You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1
The Specified Amount will be increased by the greater of:
a)the Accumulation Value as of the effective date of change; or
b)the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.
(This changes the death benefit under the Policy from one that may increase over time by the growth in the Accumulation Value to a level death benefit.)

3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy.Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus).(4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.Payment of Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Death Benefit Options and the Enhanced Surrender Value. If this Rider is in force on the date of the Insured’s death and Death Benefit Option 2 is in effect, the Enhanced Surrender Value will also be considered in determining the amount under Death Benefit Option 2 equal to the greatest of:a.the Specified Amount on the Insured’s date of death plus the Accumulation Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death;b.the Specified Amount on the Insured’s date of death plus the Enhanced Surrender Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death; orc.the Specified Amount on the date of the Insured’s death multiplied by the Death Benefit Option 2 Factor as shown in the Policy Specifications, less any Partial Surrenders processed after the Insured’s date of death.Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force.You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1
The Specified Amount will be increased by the greater of:
a)the Accumulation Value as of the effective date of change; or
b)the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.
(This changes the death benefit under the Policy from one that may increase over time by the growth in the Accumulation Value to a level death benefit.)

3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy.Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus).(4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICYIn addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Basic Accelerated Benefits Riders	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.	Optional
•Version 1: available at Policy purchase or anytime
thereafter; Version 2: available at Policy purchase
only.
•Availability is subject to underwriting criteria
(including age and state of health).
•Terminal illness coverage is up to 50% of the death
benefit.
•Nursing Home Confinement coverage is up to 40% of
the death benefit.
•Terminal Illness coverage and Nursing Home
Confinement coverage is subject to an overall
maximum of $250,000.
•Version 2: critical illness coverage is 5% of the death
benefit not to exceed $25,000 upon the occurrence of
the first critical illness.
•The illness or confinement must meet conditions of
the Rider to qualify for payments.
•Benefits received from this rider will terminate any
other Accelerated Benefit rider.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Lincoln LifeEnhance® Accelerated Benefits Rider	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic illness or terminal Illness, must meet
conditions of the Rider to qualify for payments.

Lincoln LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness, must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Long-Term Care Rider	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate any other
Accelerated Benefit Rider, Enhanced Surrender Value
Rider and Individual Exec Enhanced Surrender Value
Rider and Premium Reserve Rider.
•If you exercise any other Accelerated Benefit Rider or
the Overloan Protection Rider, this rider will
terminate.
•Amounts we reimburse are subject to a monthly
maximum dollar amount that can be accelerated each
Policy Month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the Rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or until the Attained Age
of 65.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•Benefit ceases to be available on the contract
anniversary nearest to the current Insured’s 65th
birthday.
•The new Insured is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured may
differ from charges applicable to the current Insured.
•Any change in Insured is a taxable event.

Business Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Individual Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Monthly Deduction Rider	Waives Monthly Deductions during periods of total disability.	Optional	•Available at Policy purchase only. •The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account is not subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Overloan Protection Rider.  If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse due to insufficient value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract.  While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See Policy Charges and Fees and Table II of this prospectus.)In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:•Policy Debt is larger than the Specified Amount;•The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications;•Any Insured identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications;•A level Death Benefit must be in effect;•The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications;•The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications;•Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus).Once you exercise the benefit, the following changes will be made to your Policy:1. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;2. All other riders will be terminated; 3. No additional Monthly Deductions will be taken; 4. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and5. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans. Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds after a (required) change to Death Benefit Option 1.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the United States Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1)The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[A / B] * C where:A = is Debt;B = is the Remaining Benefit Amount immediately prior to a benefit payment; andC = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an Accelerated Benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment. No further Death Benefit Option changes are permitted.The Surrender Charges as shown on the Policy Specifications will be waived.If the Policy includes a No-Lapse Provision, the provision will terminate.If there is any Premium in a premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account. If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value is reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness or Terminal Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this rider at the time you apply for your Policy. While there is no charge for the rider, there is an administrative fee charged at the time of each benefit payment. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period.  A new Benefit Period may be requested during a current Benefit Period.  However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an accelerated death benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available).Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this rider;c.The Remaining Benefit Amount is reduced to zero;d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;e.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this rider, and the Policy is terminated and reinstated, you may reinstate this rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this rider, this rider may not be reinstated.Exclusions: This rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care, please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. This Long-Term Care Rider may only be elected at Policy issuanceThe availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application).You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return.Eligibility: An Insured may receive benefits under this rider once the following conditions are met:a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment.Benefits will be paid under this rider for as long as:a.the above listed Eligibility Conditions of this rider are met;b.the requirements of the “Claims” section of this rider are satisfied;c.any claim is either:(i)for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii)for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd.this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool.There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider.Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on our selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider. The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1.Impacts of the Corridor Percentages Table, or2.If Death Benefit Option 2 is elected, changes in the Accumulation Value or, if greater, the impact of the Death Benefit Option 2 Factor shown in the Policy Specifications; and3.Adjusted for withdrawals or other Policy changesb.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of:a.an amount equal to (1) plus (2), where:(1)equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and(2)equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b.the amount you request;c.the Maximum Monthly LTC Benefit Amount; ord.the Remaining LTC Benefit Pool.If there is an outstanding debt, the benefit paid under this rider will first be used to repay a portion of the debt.Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar.Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Prior to the first Long-Term Care benefit payment, if a Death Benefit Option other than Death Benefit Option 1 is in effect it will automatically be changed to Death Benefit Option 1. No further Death Benefit Option changes are permitted after the first benefit payment. The LTC Specified Amount will not be affected by this change in Death Benefit Option.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. Please see your Policy and rider for additional information.•Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for:a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider;g.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease.Partial Surrender (Withdrawal): A partial surrender under the Policy may reduce the remaining LTC Specified Amount. If Death Benefit Option 2 is selected, the remaining LTC Specified Amount will be reduced dollar for dollar. If Death Benefit Option 1 is selected, the remaining LTC Specified Amount will be reduced by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Business and Individual Exec Enhanced Surrender Value Riders: Upon receipt of a benefit under the Long-Term Care Rider, the Business and/or Individual Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.The portion to be repaid will equal the sum of (1), divided by (2), then multiplied by (3), where:(1)Debt;(2)Is your Policy’s Specified Amount immediately prior to the benefit payment; and(3)Is the amount of the benefit payment prior to the reduction to repay debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay debt.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.The Fixed Account Value will be reduced proportionately.Debt will be reduced as described in the “Reduction of Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision.Once your claim has been approved, we will transfer any Accumulation Value from the Separate Accounts to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day following approval of your claim. While LTC Benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account and all premium payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until LTC Benefits are no longer being paid.New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a partial surrender against your Policy..Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid will include interest as provided under your Policy.When LTC Benefits are no longer paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted.You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request.Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below).Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Benefit Pool minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional premium and/or repay outstanding Debt to prevent your Policy from Lapsing.Grace Period: Your Policy and this rider will enter the grace period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Provision under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If your Policy lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information.ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts (state variations may apply). Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts.Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code.The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured.Charges for the rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment.This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Accelerated Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.Change of Insured Rider.  With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.Business Exec Enhanced Surrender Value Rider. If an application is received requesting this Rider it should be made by a business or entity (i.e. an association, or trust established by business or association to fund employee or member benefits). Please note that only businesses and entities may purchase this Rider and that only such businesses or entities may own the Policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount.(b)if the Policy is fully surrendered at any time after the fifth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Business Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Business Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy's Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Individual Exec Enhanced Surrender Value Rider. Subject to underwriting requirements and approval, this rider will be available if the application is made on an individual Insured of high net worth or income and is not business owned. Only an individual or non-business entity may own the policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fee and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first nine Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in theAdministrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. (b)if the Policy is fully surrendered at any time after the ninth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Individual Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Individual Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy’s Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2.
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,454	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.Optional Sub-Account Allocation ProgramsYou may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account  or on a limited basis from the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)after 12 or 24 months (as elected by you); or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program. Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Continuation of CoverageIf the Insured is still living at Attained Age 121, and the Policy is still in force and has not been surrendered, the Policy will automatically remain in force until surrender or death of the Insured. There are certain changes that will take place on the Policy Anniversary when the Insured reaches Attained Age 121:1)we will not accept Premium Payments;2)we will make no further deductions;3)policy values held in the Separate Account will be transferred to the Fixed Account;4)we will continue to credit interest to the Fixed Account;5)we will not transfer amounts to the Sub-Accounts.6)we will not allow any changes to the Specified Amount;7)we will change the Death Benefit Option to Death Benefit Option 1, if applicable, and not allow any more changes; and8)we will continue to charge loan interest.However, loan interest will continue to accrue. Provisions may vary in certain states. This provision will not continue any rider attached to this Policy beyond the date for such rider’s termination, as provided in the rider. If this Policy is in the Grace Period at the Insured’s Attained Age 121, you will need to pay the minimum amount required to remove this Policy from the Grace Period in order to guarantee continuation of this Policy beyond the Insured’s Attained Age 121.Termination of CoverageAll policy coverage terminates on the earliest of:1)Full Surrender of the Policy;2)death of the Insured; or3)failure to pay the necessary amount of Premium to keep your Policy in force.State RegulationThe state in which your Policy is issued will govern whether or not certain features, riders, charges, restrictions, limitations and fees will be allowed in your Policy. You should refer to your Policy for these state specific features. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. Please contact the Administrative Office or your registered representative regarding availability.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Basic Accelerated Benefits Riders	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.	Optional
•Version 1: available at Policy purchase or anytime
thereafter; Version 2: available at Policy purchase
only.
•Availability is subject to underwriting criteria
(including age and state of health).
•Terminal illness coverage is up to 50% of the death
benefit.
•Nursing Home Confinement coverage is up to 40% of
the death benefit.
•Terminal Illness coverage and Nursing Home
Confinement coverage is subject to an overall
maximum of $250,000.
•Version 2: critical illness coverage is 5% of the death
benefit not to exceed $25,000 upon the occurrence of
the first critical illness.
•The illness or confinement must meet conditions of
the Rider to qualify for payments.
•Benefits received from this rider will terminate any
other Accelerated Benefit rider.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Lincoln LifeEnhance® Accelerated Benefits Rider	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic illness or terminal Illness, must meet
conditions of the Rider to qualify for payments.

Lincoln LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness, must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Long-Term Care Rider	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate any other
Accelerated Benefit Rider, Enhanced Surrender Value
Rider and Individual Exec Enhanced Surrender Value
Rider and Premium Reserve Rider.
•If you exercise any other Accelerated Benefit Rider or
the Overloan Protection Rider, this rider will
terminate.
•Amounts we reimburse are subject to a monthly
maximum dollar amount that can be accelerated each
Policy Month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the Rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or until the Attained Age
of 65.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•Benefit ceases to be available on the contract
anniversary nearest to the current Insured’s 65th
birthday.
•The new Insured is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured may
differ from charges applicable to the current Insured.
•Any change in Insured is a taxable event.

Business Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Individual Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Monthly Deduction Rider	Waives Monthly Deductions during periods of total disability.	Optional	•Available at Policy purchase only. •The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account is not subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICYThe following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
AssetEdge VUL 2022-2 | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
AssetEdge VUL 2022-2 | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.
AssetEdge VUL 2022-2 | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
AssetEdge VUL 2022-2 | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
AssetEdge VUL 2022-2 | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 14 Policy Years or within 14 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.
AssetEdge VUL 2022-2 | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
AssetEdge VUL 2022-2 | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
AssetEdge VUL 2022-2 | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
AssetEdge VUL 2022-2 | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
AssetEdge VUL 2022-2 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
AssetEdge VUL 2022-2 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for up to 14 years from the Policy Date and up to 14 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
AssetEdge VUL 2022-2 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
AssetEdge VUL 2022-2 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
AssetEdge VUL 2022-2 | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)
AssetEdge VUL 2022-2 | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
AssetEdge VUL 2022-2 | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.60%
AssetEdge VUL 2022-2 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
AssetEdge VUL 2022-2 | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
AssetEdge VUL 2022-2 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
AssetEdge VUL 2022-2 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
AssetEdge VUL 2022-2 | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
AssetEdge VUL 2022-2 | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
AssetEdge VUL 2022-2 | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
AssetEdge VUL 2022-2 | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
AssetEdge VUL 2022-2 | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
AssetEdge VUL 2022-2 | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.02%
AssetEdge VUL 2022-2 | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
AssetEdge VUL 2022-2 | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
AssetEdge VUL 2022-2 | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
AssetEdge VUL 2022-2 | LincolnHedgedSP500FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.00%
AssetEdge VUL 2022-2 | LincolnHedgedSP500ConservativeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.63%
AssetEdge VUL 2022-2 | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	46.32%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	11.67%
AssetEdge VUL 2022-2 | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
AssetEdge VUL 2022-2 | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
AssetEdge VUL 2022-2 | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
AssetEdge VUL 2022-2 | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.81%
AssetEdge VUL 2022-2 | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
AssetEdge VUL 2022-2 | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
AssetEdge VUL 2022-2 | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.73%
AssetEdge VUL 2022-2 | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	7.99%
AssetEdge VUL 2022-2 | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
AssetEdge VUL 2022-2 | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	14.73%
AssetEdge VUL 2022-2 | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
AssetEdge VUL 2022-2 | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.40%
AssetEdge VUL 2022-2 | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.39%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.06%
AssetEdge VUL 2022-2 | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
AssetEdge VUL 2022-2 | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
AssetEdge VUL 2022-2 | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
AssetEdge VUL 2022-2 | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
AssetEdge VUL 2022-2 | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
AssetEdge VUL 2022-2 | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.98%
AssetEdge VUL 2022-2 | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
AssetEdge VUL 2022-2 | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	1.68%
AssetEdge VUL 2022-2 | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
AssetEdge VUL 2022-2 | LVIPMacquarieLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	1.63%
AssetEdge VUL 2022-2 | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
AssetEdge VUL 2022-2 | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
AssetEdge VUL 2022-2 | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
AssetEdge VUL 2022-2 | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	48.35%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	12.54%
AssetEdge VUL 2022-2 | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
AssetEdge VUL 2022-2 | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
AssetEdge VUL 2022-2 | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	6.58%
AssetEdge VUL 2022-2 | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.57%
AssetEdge VUL 2022-2 | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
AssetEdge VUL 2022-2 | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
AssetEdge VUL 2022-2 | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
AssetEdge VUL 2022-2 | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.09%
AssetEdge VUL 2022-2 | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
AssetEdge VUL 2022-2 | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.22%
AssetEdge VUL 2022-2 | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.33%
AssetEdge VUL 2022-2 | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.72%
AssetEdge VUL 2022-2 | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
AssetEdge VUL 2022-2 | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
AssetEdge VUL 2022-2 | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
AssetEdge VUL 2022-2 | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.22%
AssetEdge VUL 2022-2 | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.54%
AssetEdge VUL 2022-2 | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
AssetEdge VUL 2022-2 | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	6.15%
AssetEdge VUL 2022-2 | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.27%
AssetEdge VUL 2022-2 | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.09%
AssetEdge VUL 2022-2 | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	4.00%
AssetEdge VUL 2022-2 | LVIPWellingtonCapitalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	38.70%
Average Annual Total Returns, 5 Years [Percent]	16.98%
Average Annual Total Returns, 10 Years [Percent]	13.91%
AssetEdge VUL 2022-2 | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	7.71%
AssetEdge VUL 2022-2 | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.67%
AssetEdge VUL 2022-2 | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
AssetEdge VUL 2022-2 | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
AssetEdge VUL 2022-2 | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
AssetEdge VUL 2022-2 | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
AssetEdge VUL 2022-2 | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
AssetEdge VUL 2022-2 | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
AssetEdge VUL 2022-2 | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
AssetEdge VUL 2022-2 | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
AssetEdge VUL 2022-2 | LincolnSP500UltraBufferFundAugServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
AssetEdge VUL 2022-2 | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
AssetEdge VUL 2022-2 | LVIPMacquarieREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
AssetEdge VUL 2022-2 | LoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
Optional Benefit Expense, Footnotes [Text Block]	Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.
AssetEdge VUL 2022-2 | InterestonAcceleratedBenefitLienMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Interest on Accelerated Benefit Lien
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
Optional Benefit Expense, Footnotes [Text Block]	Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.
AssetEdge VUL 2022-2 | OverloanProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon use of the benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount.•All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Fixed Account.•The Policy will become paid-up insurance (i.e. no further payment will be required).
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection Rider. If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse due to insufficient value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See Policy Charges and Fees and Table II of this prospectus.)In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:•Policy Debt is larger than the Specified Amount;•The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications;•Any Insured identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications;•A level Death Benefit must be in effect;•The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications;•The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications;•Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus).Once you exercise the benefit, the following changes will be made to your Policy:1. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;2. All other riders will be terminated; 3. No additional Monthly Deductions will be taken; 4. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and5. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.
AssetEdge VUL 2022-2 | BasicAcceleratedBenefitsRidersMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Basic Accelerated Benefits Riders[5]
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Optional Benefit Expense, Footnotes [Text Block]	There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Purpose of Benefit [Text Block]	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Version 1: available at Policy purchase or anytime thereafter; Version 2: available at Policy purchase only.•Availability is subject to underwriting criteria (including age and state of health).•Terminal illness coverage is up to 50% of the death benefit.•Nursing Home Confinement coverage is up to 40% of the death benefit.•Terminal Illness coverage and Nursing Home Confinement coverage is subject to an overall maximum of $250,000.•Version 2: critical illness coverage is 5% of the death benefit not to exceed $25,000 upon the occurrence of the first critical illness.•The illness or confinement must meet conditions of the Rider to qualify for payments.•Benefits received from this rider will terminate any other Accelerated Benefit rider.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Operation of Benefit [Text Block]	Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans.
AssetEdge VUL 2022-2 | BusinessExecEnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Business Exec Enhanced Surrender Value Rider[6]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.1875%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0625%
Optional Benefit Expense, Footnotes [Text Block]	This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See section headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.
Name of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value for your Policy if fully surrendered during the Exec Enhanced Surrender Value Period. It may also provide a credit for a portion of the monthly Administrative Fees during this period depending on the Rider option elected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Availability is subject to underwriting criteria.
Name of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider
Operation of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider. If an application is received requesting this Rider it should be made by a business or entity (i.e. an association, or trust established by business or association to fund employee or member benefits). Please note that only businesses and entities may purchase this Rider and that only such businesses or entities may own the Policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount.(b)if the Policy is fully surrendered at any time after the fifth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Business Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Business Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy's Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
AssetEdge VUL 2022-2 | IndividualExecEnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Individual Exec Enhanced Surrender Value Rider[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.1875%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.0625%
Optional Benefit Expense, Footnotes [Text Block]	This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.
Name of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value for your Policy if fully surrendered during the Exec Enhanced Surrender Value Period. It may also provide a credit for a portion of the monthly Administrative Fees during this period depending on the Rider option elected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Availability is subject to underwriting criteria.
Name of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider
Operation of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider. Subject to underwriting requirements and approval, this rider will be available if the application is made on an individual Insured of high net worth or income and is not business owned. Only an individual or non-business entity may own the policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fee and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first nine Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in theAdministrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. (b)if the Policy is fully surrendered at any time after the ninth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Individual Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Individual Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy’s Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2.
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,454	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
AssetEdge VUL 2022-2 | LincolnLifeEnhanceAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.47%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Business Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic illness or terminal Illness, must meet conditions of the Rider to qualify for payments.
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Operation of Benefit [Text Block]	Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds after a (required) change to Death Benefit Option 1.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the United States Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1)The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[A / B] * C where:A = is Debt;B = is the Remaining Benefit Amount immediately prior to a benefit payment; andC = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an Accelerated Benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment. No further Death Benefit Option changes are permitted.The Surrender Charges as shown on the Policy Specifications will be waived.If the Policy includes a No-Lapse Provision, the provision will terminate.If there is any Premium in a premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account. If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value is reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness or Terminal Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.
AssetEdge VUL 2022-2 | LincolnLifeAssureAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Business Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic or terminal illness, must meet conditions of the Rider to qualify for payments.•Benefit payments received will be less than the amount accelerated because each payment is subject to a discount factor for early payment.
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Operation of Benefit [Text Block]	Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this rider at the time you apply for your Policy. While there is no charge for the rider, there is an administrative fee charged at the time of each benefit payment. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an accelerated death benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available).Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this rider;c.The Remaining Benefit Amount is reduced to zero;d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;e.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this rider, and the Policy is terminated and reinstated, you may reinstate this rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this rider, this rider may not be reinstated.Exclusions: This rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge VUL 2022-2 | AdministrativeLTCRiderFeeforthefirst10PolicyYearsfromthePolicyDateMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.017%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.001%
AssetEdge VUL 2022-2 | PlusAdollaramountper1000ofRiderNetAmountRiskMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.67655%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.00094%
AssetEdge VUL 2022-2 | WaiverofMonthlyDeductionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider[9]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	12.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges” are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	Waives Monthly Deductions during periods of total disability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.
AssetEdge VUL 2022-2 | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider*
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate any other Accelerated Benefit Rider, Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider and Premium Reserve Rider.•If you exercise any other Accelerated Benefit Rider or the Overloan Protection Rider, this rider will terminate.•Amounts we reimburse are subject to a monthly maximum dollar amount that can be accelerated each Policy Month.•Availability is subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The long-term care services must meet conditions of the Rider to qualify for reimbursement.
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care, please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. This Long-Term Care Rider may only be elected at Policy issuanceThe availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application).You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return.Eligibility: An Insured may receive benefits under this rider once the following conditions are met:a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment.Benefits will be paid under this rider for as long as:a.the above listed Eligibility Conditions of this rider are met;b.the requirements of the “Claims” section of this rider are satisfied;c.any claim is either:(i)for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii)for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd.this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool.There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider.Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on our selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider. The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1.Impacts of the Corridor Percentages Table, or2.If Death Benefit Option 2 is elected, changes in the Accumulation Value or, if greater, the impact of the Death Benefit Option 2 Factor shown in the Policy Specifications; and3.Adjusted for withdrawals or other Policy changesb.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of:a.an amount equal to (1) plus (2), where:(1)equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and(2)equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b.the amount you request;c.the Maximum Monthly LTC Benefit Amount; ord.the Remaining LTC Benefit Pool.If there is an outstanding debt, the benefit paid under this rider will first be used to repay a portion of the debt.Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar.Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Prior to the first Long-Term Care benefit payment, if a Death Benefit Option other than Death Benefit Option 1 is in effect it will automatically be changed to Death Benefit Option 1. No further Death Benefit Option changes are permitted after the first benefit payment. The LTC Specified Amount will not be affected by this change in Death Benefit Option.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. Please see your Policy and rider for additional information.•Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for:a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider;g.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease.Partial Surrender (Withdrawal): A partial surrender under the Policy may reduce the remaining LTC Specified Amount. If Death Benefit Option 2 is selected, the remaining LTC Specified Amount will be reduced dollar for dollar. If Death Benefit Option 1 is selected, the remaining LTC Specified Amount will be reduced by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Business and Individual Exec Enhanced Surrender Value Riders: Upon receipt of a benefit under the Long-Term Care Rider, the Business and/or Individual Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.The portion to be repaid will equal the sum of (1), divided by (2), then multiplied by (3), where:(1)Debt;(2)Is your Policy’s Specified Amount immediately prior to the benefit payment; and(3)Is the amount of the benefit payment prior to the reduction to repay debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay debt.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.The Fixed Account Value will be reduced proportionately.Debt will be reduced as described in the “Reduction of Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision.Once your claim has been approved, we will transfer any Accumulation Value from the Separate Accounts to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day following approval of your claim. While LTC Benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account and all premium payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until LTC Benefits are no longer being paid.New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a partial surrender against your Policy..Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid will include interest as provided under your Policy.When LTC Benefits are no longer paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted.You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request.Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below).Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Benefit Pool minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional premium and/or repay outstanding Debt to prevent your Policy from Lapsing.Grace Period: Your Policy and this rider will enter the grace period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Provision under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If your Policy lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information.ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts (state variations may apply). Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts.Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code.The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured.Charges for the rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment.This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Accelerated Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.
AssetEdge VUL 2022-2 | ChangeofInsuredRiderMember
Prospectus:
Name of Benefit [Text Block]	Change of Insured Rider
Purpose of Benefit [Text Block]	Permits a change in the person who is Insured under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase or until the Attained Age of 65.•Availability may vary by selling broker dealer. You may obtain information about the optional benefits that are available through your broker dealer by contacting your broker dealer or our Administrative Office.•Benefit ceases to be available on the contract anniversary nearest to the current Insured’s 65thbirthday.•The new Insured is subject to underwriting requirements.•Policy value requirements apply.•Policy charges applicable to the new Insured may differ from charges applicable to the current Insured.•Any change in Insured is a taxable event.
Name of Benefit [Text Block]	Change of Insured Rider
Operation of Benefit [Text Block]	Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
AssetEdge VUL 2022-2 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office.•You may select a quarterly, semi-annual or annual basis. •Transfers from the Fixed Account can only be elected at the time your Policy is issued.•Systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. •Automatically terminates under certain conditions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)after 12 or 24 months (as elected by you); or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
AssetEdge VUL 2022-2 | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office. •You may select a quarterly, semi-annual or annual basis.•The Fixed Account is not subject to rebalancing.•May be elected, terminated, or the allocation may be changed at any time.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
AssetEdge VUL 2022-2 | PolicyLoansMember
Prospectus:
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
AssetEdge VUL 2022-2 | LincolnLifeEnhanceAcceleratedBenefitsRiderCostofInsuranceMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
AssetEdge VUL 2022-2 | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.

AssetEdge VUL 2022-2 | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders and
Debt after the date of death; or
b)the Specified Amount as of the date of the Insured's death, multiplied by 115%, less any Partial Surrenders and Debt after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.

AssetEdge VUL 2022-2 | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.

AssetEdge VUL 2022
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $56.82 (5.682%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,682.
•Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $56.82 (5.682%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,682.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.682%
Surrender Charge Example Maximum [Dollars]	$ 5,682
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.88%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 14 years from the Policy Date and up to 14 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
and Indexed Account Option has its own unique risks. You should review each Underlying Fund’s prospectus before making an
investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts and Indexed
Account Option(s) you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts and/or Indexed Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge.Transaction FeesThe first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 3% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.82 (5.682%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.2During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other Than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.00000 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.33167 per $1,000 of Initial Specified Amount or increase in Specified Amount[2]
Maximum Asset Charge[3]	The first day a Segment begins	3%
Policy Loan Interest[4]	Annually	Fixed Loan: as a percentage of amount held in the Loan Account.
•4%
Participating Loan: as a percentage of the loaned amount held against the Holding Account Value and the Indexed Account Value.
•5.50%
Charge	When Charge is Deducted	Amount Deducted
Interest on Accelerated Benefit Lien	Annually	4%, as an annualized percentage of Accelerated Benefit up to Surrender Value.
Variable, as an annualized percentage of Accelerated Benefit exceeding Surrender Value.[5]
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Optional Benefit Charges
Basic Accelerated Benefits Riders[6]	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Business Exec Enhanced Surrender Value Rider[7]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Individual Exec Enhanced Surrender Value Rider[8]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Lincoln LifeEnhance® Accelerated Benefits Rider	Monthly	As a dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, as applicable:
•Maximum: $4.47 per $1,000[9]
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Lincoln LifeAssure® Accelerated Benefits Rider	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider*	Monthly	Administrative LTC Rider Fee for the first 10 Policy Years from the Policy Date
•Maximum: $0.017 per $1,000
•Minimum: $0.001 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Plus a dollar amount per $1,000 of Rider Net Amount at Risk
•Maximum: $3.67655 per $1,000
•Minimum: $0.00094 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Waiver of Monthly Deduction Rider[10]	Monthly	Rate factor as a percentage of all other covered monthly charges:
•Maximum: 12%
•Minimum: 2%
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.5%
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.[3]The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.[4]Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.[5]Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.[6]There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.[7]This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See sections headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.[8]This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Exec Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.[9]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[10]These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges”are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%[1]
[1]The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 3% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.82 (5.682%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.2During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, When Deducted [Text Block]	Premium TaxWhen you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[2,3]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.682%
Deferred Sales Load, Footnotes [Text Block]	•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $36.60 per $1,000 of Specified AmountCharge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[3]For up to 14 years from the Policy Date and up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.00000 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.33167 per $1,000 of Initial Specified Amount or increase in Specified Amount[2]
Maximum Asset Charge[3]	The first day a Segment begins	3%
Policy Loan Interest[4]	Annually	Fixed Loan: as a percentage of amount held in the Loan Account.
•4%
Participating Loan: as a percentage of the loaned amount held against the Holding Account Value and the Indexed Account Value.
•5.50%
Charge	When Charge is Deducted	Amount Deducted
Interest on Accelerated Benefit Lien	Annually	4%, as an annualized percentage of Accelerated Benefit up to Surrender Value.
Variable, as an annualized percentage of Accelerated Benefit exceeding Surrender Value.[5]
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Optional Benefit Charges
Basic Accelerated Benefits Riders[6]	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Business Exec Enhanced Surrender Value Rider[7]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Individual Exec Enhanced Surrender Value Rider[8]	Monthly (in Policy Years 2-5 only)	A dollar amount per $1,000 of Initial Specified Amount
•Option 1: $0.0625
•Option 2: $0.1875
Lincoln LifeEnhance® Accelerated Benefits Rider	Monthly	As a dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, as applicable:
•Maximum: $4.47 per $1,000[9]
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Lincoln LifeAssure® Accelerated Benefits Rider	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider*	Monthly	Administrative LTC Rider Fee for the first 10 Policy Years from the Policy Date
•Maximum: $0.017 per $1,000
•Minimum: $0.001 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Plus a dollar amount per $1,000 of Rider Net Amount at Risk
•Maximum: $3.67655 per $1,000
•Minimum: $0.00094 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Waiver of Monthly Deduction Rider[10]	Monthly	Rate factor as a percentage of all other covered monthly charges:
•Maximum: 12%
•Minimum: 2%
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.5%
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.[3]The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.[4]Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.[5]Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.[6]There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.[7]This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See sections headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.[8]This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Exec Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.[9]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[10]These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges”are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21195 per $1,000
Insurance Cost, Minimum [Dollars]	$ 0.00000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Mortality Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees, Description [Text Block]	Maximum Asset Charge
Expense Risk Fees, When Deducted [Text Block]	The first day a Segment begins
Expense Risk Fees (of Face Amount), Maximum [Percent]	3.00%
Expense Risk Fees, Footnotes [Text Block]	The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.25%
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense (of Face Amount), Maximum [Percent]	5.33167%
Administrative Expense, Footnotes [Text Block]	The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 10 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $5.33167 per $1,000, the minimum amount is $0.185 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.475 per $1,000.
Optional Benefit Expense, Footnotes [Text Block]	Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%[1]

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.88%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus. Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.Policy Values in the Indexed Account. Premium Payments and policy values allocated to the Indexed Account will first be deposited into the Holding Account. The Indexed Account and Holding Account assets are held in the Company's General Account. As is true of the Fixed Account, this means, that they are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. It is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. During the time values are allocated to the Indexed Account, the amount of interest credited on those values is dependent on the relative growth of an external index. While we guarantee that we will always credit interest at a minimum interest rate, if there comes a period of time in which the index fails to grow, Premium Payments may need to be increased in order to keep the Policy from terminating (“lapsing”). It is possible that we may not always offer the same or same number of Indexed Account Options, though we will always offer at least one and we will never pay less than the guaranteed interest that can be earned in any Indexed Account Option. An exception to this is if the Indexed Account itself is discontinued. In such case, you will be able to transfer your Policy values held in the Indexed Account to the Fixed Account or one or more Sub-Accounts of your choosing. However, if you do not tell us to where you would like those values transferred, they will be automatically reallocated to the Fixed Account. Finally, please note that, if the index we use is no longer available or changes the way it is calculated, we reserve the right to substitute the index with one of our choosing, subject to any required regulatory approvals. For more information, please see “Lincoln Life, The Separate Account and The General Account”, “Indexed Account” and “Transfers” sections of this prospectus.Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may decrease your Policy's death benefit.Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 14 Policy Years or within 14 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. Upon Full Surrender only, any Segments will receive the guaranteed rate prorated based on surrender date.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½. Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Debt, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy. For example, as benefits paid under the basic Accelerated Benefits Riders are considered liens on the Policy, the amount of such benefits would be deducted from Death Benefit Proceeds. Refer to the sections of this prospectus headed “Riders” for a discussion of the treatment of benefits paid under the basic Accelerated Benefits Riders and “Continuation of Coverage” for a discussion of the death benefits for age 121 and later. Death Benefit ProceedsThe Death Benefit Proceeds payable upon the death of the Insured will be the greater of:1)the amount determined by the death benefit option (see below) in effect on the date of the death of the Insured, less any Debt; or2)an amount equal to the Accumulation Value on the date of death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)Death Benefit OptionsThree different death benefit options are available. You may choose the death benefit option at the time you apply for your Policy. If you do not choose a death benefit option at that time, Death Benefit Option 1 will apply. (See discussion under heading “Changes to the Initial Specified Amount and Death Benefit Options” for details as to changes you are permitted to make in your choice of death benefit option after your Policy has been issued). Your registered representative can assist you in determining the option that best meets your needs. The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders and
Debt after the date of death; or
b)the Specified Amount as of the date of the Insured's death, multiplied by 115%, less any Partial Surrenders and Debt after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
Option	Death Benefit Proceeds Equal to the	Variability
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.
A Partial Surrender after the date of death is an amount we may have paid to the Owner after the date of the Insured’s death but before the death of the Insured was reported to us.Your choice of death benefit option will impact the Cost of Insurance Charge because the Cost of Insurance Charge is based upon the Net Amount at Risk. The Net Amount at Risk for your Policy is the difference between the death benefit and the Accumulation Value of your Policy. Therefore, for example, if you choose Death Benefit Option 1, if your Accumulation Value increases (because of positive investment results), your Cost of Insurance Charge will be less than if your Accumulation Value did not increase or declined. (See section headed “Cost of Insurance” for discussion of Cost of Insurance Charges.)The death benefit payable under any of the death benefit options will also be reduced by the amount necessary to repay the Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force.Partial Surrenders may also reduce the death benefit payable under any of the death benefit options (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender will have on the death benefit payable under each option.)Death Benefit Options and the Enhanced Surrender Value. If this Rider is in force on the date of the Insured’s death and Death Benefit Option 2 is in effect, the Enhanced Surrender Value will also be considered in determining the amount under Death Benefit Option 2 equal to the greatest of:a.the Specified Amount on the Insured’s date of death plus the Accumulation Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death;b.the Specified Amount on the Insured’s date of death plus the Enhanced Surrender Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death; orc.the Specified Amount on the date of the Insured’s death multiplied by the Death Benefit Option 2 Factor as shown in the Policy Specifications, less any Partial Surrenders processed after the Insured’s date of death.Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force.You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1
The Specified Amount will be increased by the greater of:
a)the Accumulation Value as of the effective date of change; or
b)the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.
(This changes the death benefit under the Policy from one that may increase over time by the growth in the Accumulation Value to a level death benefit.)

3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy.Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus).(4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.Payment of Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Death Benefit Options and the Enhanced Surrender Value. If this Rider is in force on the date of the Insured’s death and Death Benefit Option 2 is in effect, the Enhanced Surrender Value will also be considered in determining the amount under Death Benefit Option 2 equal to the greatest of:a.the Specified Amount on the Insured’s date of death plus the Accumulation Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death;b.the Specified Amount on the Insured’s date of death plus the Enhanced Surrender Value on the date of the Insured’s death, less any Partial Surrenders processed after the Insured’s date of death; orc.the Specified Amount on the date of the Insured’s death multiplied by the Death Benefit Option 2 Factor as shown in the Policy Specifications, less any Partial Surrenders processed after the Insured’s date of death.Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force.You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1
The Specified Amount will be increased by the greater of:
a)the Accumulation Value as of the effective date of change; or
b)the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.
(This changes the death benefit under the Policy from one that may increase over time by the growth in the Accumulation Value to a level death benefit.)

3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy.Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus).(4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICYIn addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Basic Accelerated Benefits Riders	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.	Optional
•Version 1: available at Policy purchase or anytime
thereafter; Version 2: available at Policy purchase
only.
•Availability is subject to underwriting criteria
(including age and state of health).
•Terminal illness coverage is up to 50% of the death
benefit.
•Nursing Home Confinement coverage is up to 40% of
the death benefit.
•Terminal Illness coverage and Nursing Home
Confinement coverage is subject to an overall
maximum of $250,000.
•Version 2: critical illness coverage is 5% of the death
benefit not to exceed $25,000 upon the occurrence of
the first critical illness.
•The illness or confinement must meet conditions of
the Rider to qualify for payments.
•Benefits received from this rider will terminate any
other Accelerated Benefit rider.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Lincoln LifeEnhance® Accelerated Benefits Rider	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic illness or terminal Illness, must meet
conditions of the Rider to qualify for payments.

Lincoln LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness, must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Long-Term Care Rider	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate any other
Accelerated Benefit Rider, Business Enhanced
Surrender Value Rider and Individual Exec Enhanced
Surrender Value Rider.
•If you exercise any other Accelerated Benefit Rider or
the Overloan Protection Rider, this rider will
terminate.
•Amounts we reimburse are subject to a monthly
maximum dollar amount that can be accelerated each
Policy Month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the Rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or until the Attained Age
of 65.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•Benefit ceases to be available on the contract
anniversary nearest to the current Insured’s 65th
birthday.
•The new Insured is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured may
differ from charges applicable to the current Insured.
•Any change in Insured is a taxable event.

Lincoln Enhanced Allocation Rider	Provides an Enhanced Value Benefit if conditions are met.	Optional
•Available at Policy purchase.
•Benefit ceases to be available on the Policy when
policyholder terminates, surrenders, dies, lapses or
has not available money in the separate account.
•The Lincoln Enhanced Allocation Rider charge will not
be subtracted from the Policy’s Fixed Account.

Business Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Individual Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Waiver of Monthly Deduction Rider	Waives Monthly Deductions during periods of total disability.	Optional	•Available at Policy purchase only. •The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account and the Indexed Account are not
subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Overloan Protection Rider.  If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse due to insufficient value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See Policy Charges and Fees and Table II of this prospectus.)In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:•Policy Debt is larger than the Specified Amount;•The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications;•Any Insured identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications;•A level Death Benefit must be in effect;•The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications;•The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications;•Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus).Once you exercise the benefit, the following changes will be made to your Policy:1. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;2. All other riders will be terminated; 3. No additional Monthly Deductions will be taken; 4. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and5. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans.Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds after a (required) change to Death Benefit Option 1.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the United States Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1)The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[A / B] * C where:A = is Debt;B = is the Remaining Benefit Amount immediately prior to a benefit payment; andC = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an Accelerated Benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.Accumulation Value;The Reduction Ratio will be applied to the Accumulation Value in the following order:(i) The Fixed Account Value and Sub-Accounts will be reduced first in the same proportion as the balances are invested in such accounts;(ii) If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced;(iii) If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment. No further Death Benefit Option changes are permitted.The Surrender Charges as shown on the Policy Specifications will be waived.If the Policy includes a No-Lapse Provision, the provision will terminate.If there is any Premium in a premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account. We also reserve the right to transfer all value of the Holding Account and the Indexed Account, if any, to the Fixed Account.If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value is reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness or Terminal Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this rider at the time you apply for your Policy. While there is no charge for the rider, there is an administrative fee charged at the time of each benefit payment. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period.  A new Benefit Period may be requested during a current Benefit Period.  However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an accelerated death benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.Accumulation Valuea. The Reduction Ratio will be applied to the Accumulation Value in the following order:i.The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account;ii.If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced;iii.If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available).Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.Upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. The loan conversion limitation of once per twelve-month period will not apply.After you have received an accelerated death benefit payment under this rider, and while this rider is in force, any loan taken will be a Fixed Loan, if applicable.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this rider;c.The Remaining Benefit Amount is reduced to zero;d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;e.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this rider, and the Policy is terminated and reinstated, you may reinstate this rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this rider, this rider may not be reinstated.Exclusions: This rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care, please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. This Long-Term Care Rider may only be elected at Policy issuance.The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application).You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return.Eligibility: An Insured may receive benefits under this rider once the following conditions are met:a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment.Benefits will be paid under this rider for as long as:a.the above listed Eligibility Conditions of this rider are met;b.the requirements of the “Claims” section of this rider are satisfied;c.any claim is either:(i)for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii)for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd.this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool.There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider.Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on your selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider.The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1.Impacts of the Corridor Percentages Table, or2.If Death Benefit Option 2 is elected, changes in the Accumulation Value or, if greater, the impact of the Death Benefit Option 2 Factor shown in the Policy Specifications; and3.Adjusted for withdrawals or other Policy changesb.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of:a.an amount equal to (1) plus (2), where:1.equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and2.equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b.the amount you request;c.the Maximum Monthly LTC Benefit Amount; ord.the Remaining LTC Benefit Pool.If there is an outstanding debt, the benefit paid under this rider will first be used to repay a portion of the debt.Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Prior to the first Long-Term Care benefit payment, if a Death Benefit Option other than Death Benefit Option 1 is in effect it will automatically be changed to Death Benefit Option 1. No further Death Benefit Option changes are permitted after the first benefit payment. The LTC Specified Amount will not be affected by this change in Death Benefit Option.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. Please see your Policy and rider for additional information.•Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for:a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider;g.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease.Partial Surrender (Withdrawal): A partial surrender under the Policy may reduce the remaining LTC Specified Amount. If Death Benefit Option 2 is selected, the remaining LTC Specified Amount will be reduced dollar for dollar. If Death Benefit Option 1 is selected, the remaining LTC Specified Amount will be reduced by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Business and Individual Exec Enhanced Surrender Value Riders: Upon receipt of a benefit under the Long-Term Care Rider, the Business and/or Individual Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.The portion to be repaid will equal the sum of (1), divided by (2), then multiplied by (3), where:1.Debt;2.Is your Policy’s Specified Amount immediately prior to the benefit payment; and3.Is the amount of the benefit payment prior to the reduction to repay debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay debt. Also, upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.Accumulation Valuea.The Reduction Ratio will be applied to the Accumulation Value in the following order:i.The Fixed Account Value will be reduced;ii.If insufficient value exists in the Fixed Account, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Debt will be reduced as described in the “Reduction of Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision.Once your claim has been approved, we will transfer any Accumulation Value from the Separate Accounts and/or Indexed Account(s) to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day or Segment Maturity Date following approval of your claim. While Long-Term Care benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account or Indexed Account and all premium payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until Long-Term Care benefits are no longer being paid.In the event Long-Term Care benefits are no longer being paid prior to the Segment Maturity Date, the funds would continue to be moved to the Fixed Account and you would need to reallocate these funds appropriately. Once Long-Term Care benefits are no longer being paid, you will be allowed to reallocate back into any Separate Account or Indexed Account.New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a partial surrender against your Policy.Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid will include interest as provided under your Policy.When Long-Term Care benefits are no longer paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted.You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request.Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below).Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Benefit Pool minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional premium and/or repay outstanding Debt to prevent your Policy from Lapsing.Grace Period: Your Policy and this rider will enter the grace period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Provision under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If your Policy lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information.ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts (state variations may apply). Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts.Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code.The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured.Charges for the rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment.This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Accelerated Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.Change of Insured Rider.  With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.Lincoln Enhanced Allocation Rider. You must apply for this rider at the time you apply for your Policy. The rider can provide a Lincoln Enhanced Allocation Rider Benefit Amount if the Lincoln Enhanced Allocation Rider Conditions are met. The Lincoln Enhanced Allocation Rider Benefit Amount uses the change in value of the S&P 500® Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Lincoln Enhanced Allocation Rider is the S&P 500® Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. The rider’s benefits: Subject to the Lincoln Enhanced Allocation Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Enhanced Allocation Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Enhanced Allocation Option Start Date (the 15th of each subsequent calendar month following the Initial Enhanced Allocation Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Lincoln Enhanced Allocation Rider Charge”) and creates an Open Enhanced Allocation Option. The new Open Enhanced Allocation Option will credit a Lincoln Enhanced Allocation Rider Benefit Amount, if any, to the Accumulation Value on its Enhanced Allocation Option Maturity Date. If this Rider is inactive, a monthly Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Separate Account Value and Enhanced Allocation Options will not be opened on subsequent Enhanced Allocation Option Start Dates.Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to an Enhanced Allocation Option Start Date. If we receive your election to make this Rider active one business day prior to, or on an Enhanced Allocation Option Start Date the activation will be delayed until the next available Monthly Enhanced Allocation Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Enhanced Allocation Option Date the deactivation will be delayed until the next available Monthly Enhanced Allocation Option Date.Each Enhanced Allocation Option has an Enhanced Allocation Option Duration which is the length of time it takes for an Enhanced Allocation Option to mature. The Enhanced Allocation Option Duration is shown in the Policy Specifications.Lincoln Enhanced Allocation Rider conditions: In order for an Enhanced Allocation Option to be created, the following conditions must be met on the Initial Enhanced Allocation Option Start Date and each Enhanced Allocation Option Start Date:a.The Policy must be in force;b.The Lincoln Enhanced Allocation Rider must be active;c.The Policy must have Separate Account Value;d.The Policy is not in a Grace Period;e.The Policy’s death benefit is not being accelerated under any Long-Term Care Rider; andf.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy).In order for you to receive a Lincoln Enhanced Allocation Rider Benefit Amount, the following conditions must be met on an Enhanced Allocation Option Maturity Date:a.The Policy must be in force; andb.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy).Any Lincoln Enhanced Allocation Rider Benefit Amount will be applied as explained in the ”Payment of Rider Benefit Amount” provision below.How we calculate the Lincoln Enhanced Allocation Rider Benefit Amount: One business day prior to the Initial Enhanced Allocation Option Start Date and one business day prior to each subsequent Enhanced Allocation Option Start Date that the Lincoln Enhanced Allocation Rider Conditions are met, a monthly Lincoln Enhanced Allocation Rider Charge will be subtracted from the Separate Account Value. The Lincoln Enhanced Allocation Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Enhanced Allocation Option Date. The Lincoln Enhanced Allocation Rider Charge is determined as follows:a.the monthly Lincoln Enhanced Allocation Rider Charge Rate shown in the Policy Specifications;b.multiplied by the Separate Account Value on the Enhanced Allocation Option Start Date.The Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Policy’s Fixed Account or Index Account; it will only be subtracted from the Separate Account Value.Payment of Rider Benefit Amount: If your Policy has Separate Account Value on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Enhanced Allocation Option Maturity Date. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Fixed Account allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Fixed Account. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Indexed Account Option(s) allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Holding Account until it is then applied to the appropriate Indexed Account Option(s). Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Enhanced Allocation Options will not be created. However, if the Policy is in a Grace Period on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Accumulation Value.Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Impact of Death: If the Insured’s death occurred with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Impact of Other Riders and Benefits: If any of the following Riders are attached to your Policy, the Riders may have an impact on the Lincoln Enhanced Allocation Rider.Waiver of Monthly Deduction Benefit Rider: If the Insured is on Total Disability, as provided and defined under any Waiver of Monthly Deduction Rider, the Lincoln Enhanced Allocation Rider will be inactive.Long-Term Care Rider: While the Policy’s death benefit is being accelerated under any Long-Term Care Rider:1.No Lincoln Enhanced Allocation Rider Charge will be subtracted from the Policy;2.No new Enhanced Allocation Options will be created; and3.If there are any Enhanced Allocation Option(s) when acceleration of the Policy’s death benefit begins, any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Fixed Account.4.If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, and you transfer Accumulation Value into the Sub-Account(s), but the Lincoln Enhanced Allocation Rider is inactive, you can submit an election to activate the Lincoln Enhanced Allocation Rider subject to the Lincoln Enhanced Allocation Rider active and inactive elections.5.If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, you transfer Accumulation Value into the Sub-Account(s), and the Lincoln Enhanced Allocation Rider is still active, the Lincoln Enhanced Allocation Rider Charges will resume on the next Enhanced Allocation Option Start Date following the end of the acceleration of the Policy’s death benefit and Enhanced Allocation Option(s) will be opened subject to the Lincoln Enhanced Allocation Rider conditions provision above.Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for any Enhanced Allocation Options that reached their Enhanced Allocation Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s) the crediting of any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following:a.The termination or lapse of the Policy; orb.The Policy Anniversary immediately prior to the Insured’s Attained Age 121.Business Exec Enhanced Surrender Value Rider. If an application is received requesting this Rider it should be made by a business or entity (i.e. an association, or trust established by business or association to fund employee or member benefits). Please note that only businesses and entities may purchase this Rider and that only such businesses or entities may own the Policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount.(b)if the Policy is fully surrendered at any time after the fifth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, Holding Account Value, Indexed Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Business Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Business Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy's Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Individual Exec Enhanced Surrender Value Rider. Subject to underwriting requirements and approval, this rider will be available if the application is made on an individual Insured of high net worth or income and is not business owned. Only an individual or non-business entity may own the policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fee and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first nine Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. (b)if the Policy is fully surrendered at any time after the ninth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, Holding Account Value, Indexed Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Individual Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Individual Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy’s Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2.
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.Optional Sub-Account Allocation ProgramsYou may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)after 12 or 24 months (as elected by you); or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program. Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account and the Indexed Account are not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing. You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Basic Accelerated Benefits Riders	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.	Optional
•Version 1: available at Policy purchase or anytime
thereafter; Version 2: available at Policy purchase
only.
•Availability is subject to underwriting criteria
(including age and state of health).
•Terminal illness coverage is up to 50% of the death
benefit.
•Nursing Home Confinement coverage is up to 40% of
the death benefit.
•Terminal Illness coverage and Nursing Home
Confinement coverage is subject to an overall
maximum of $250,000.
•Version 2: critical illness coverage is 5% of the death
benefit not to exceed $25,000 upon the occurrence of
the first critical illness.
•The illness or confinement must meet conditions of
the Rider to qualify for payments.
•Benefits received from this rider will terminate any
other Accelerated Benefit rider.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Lincoln LifeEnhance® Accelerated Benefits Rider	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic illness or terminal Illness, must meet
conditions of the Rider to qualify for payments.

Lincoln LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Business
Enhanced Surrender Value Rider and Individual Exec
Enhanced Surrender Value Rider, if applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness, must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Long-Term Care Rider	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate any other
Accelerated Benefit Rider, Business Enhanced
Surrender Value Rider and Individual Exec Enhanced
Surrender Value Rider.
•If you exercise any other Accelerated Benefit Rider or
the Overloan Protection Rider, this rider will
terminate.
•Amounts we reimburse are subject to a monthly
maximum dollar amount that can be accelerated each
Policy Month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the Rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or until the Attained Age
of 65.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•Benefit ceases to be available on the contract
anniversary nearest to the current Insured’s 65th
birthday.
•The new Insured is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured may
differ from charges applicable to the current Insured.
•Any change in Insured is a taxable event.

Lincoln Enhanced Allocation Rider	Provides an Enhanced Value Benefit if conditions are met.	Optional
•Available at Policy purchase.
•Benefit ceases to be available on the Policy when
policyholder terminates, surrenders, dies, lapses or
has not available money in the separate account.
•The Lincoln Enhanced Allocation Rider charge will not
be subtracted from the Policy’s Fixed Account.

Business Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Individual Exec Enhanced Surrender Value Rider
Provides an
Enhanced Surrender
Value for your Policy
if fully surrendered
during the Exec
Enhanced Surrender
Value Period. It may
also provide a credit
for a portion of the
monthly
Administrative Fees
during this period
depending on the
Rider option elected.
		Optional	•Available at Policy purchase only. •Availability is subject to underwriting criteria.
Waiver of Monthly Deduction Rider	Waives Monthly Deductions during periods of total disability.	Optional	•Available at Policy purchase only. •The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account and the Indexed Account are not
subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICYThe following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4] This fund will be available on or about May 13, 2024. Please consult your registered representative.	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
AssetEdge VUL 2022 | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
AssetEdge VUL 2022 | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.
AssetEdge VUL 2022 | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
AssetEdge VUL 2022 | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may decrease your Policy's death benefit.
AssetEdge VUL 2022 | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 14 Policy Years or within 14 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. Upon Full Surrender only, any Segments will receive the guaranteed rate prorated based on surrender date.
AssetEdge VUL 2022 | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
AssetEdge VUL 2022 | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
AssetEdge VUL 2022 | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
AssetEdge VUL 2022 | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
AssetEdge VUL 2022 | CostsSubjecttoChangeMember
Prospectus:
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
AssetEdge VUL 2022 | PolicyValuesintheIndexedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Indexed Account. Premium Payments and policy values allocated to the Indexed Account will first be deposited into the Holding Account. The Indexed Account and Holding Account assets are held in the Company's General Account. As is true of the Fixed Account, this means, that they are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. It is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. During the time values are allocated to the Indexed Account, the amount of interest credited on those values is dependent on the relative growth of an external index. While we guarantee that we will always credit interest at a minimum interest rate, if there comes a period of time in which the index fails to grow, Premium Payments may need to be increased in order to keep the Policy from terminating (“lapsing”). It is possible that we may not always offer the same or same number of Indexed Account Options, though we will always offer at least one and we will never pay less than the guaranteed interest that can be earned in any Indexed Account Option. An exception to this is if the Indexed Account itself is discontinued. In such case, you will be able to transfer your Policy values held in the Indexed Account to the Fixed Account or one or more Sub-Accounts of your choosing. However, if you do not tell us to where you would like those values transferred, they will be automatically reallocated to the Fixed Account. Finally, please note that, if the index we use is no longer available or changes the way it is calculated, we reserve the right to substitute the index with one of our choosing, subject to any required regulatory approvals. For more information, please see “Lincoln Life, The Separate Account and The General Account”, “Indexed Account” and “Transfers” sections of this prospectus.
AssetEdge VUL 2022 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
AssetEdge VUL 2022 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for up to 14 years from the Policy Date and up to 14 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
AssetEdge VUL 2022 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including a Fixed Account investment option) and Indexed Account Option has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
AssetEdge VUL 2022 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
AssetEdge VUL 2022 | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts and Indexed Account Option(s) you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)
AssetEdge VUL 2022 | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
AssetEdge VUL 2022 | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.60%
AssetEdge VUL 2022 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
AssetEdge VUL 2022 | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
AssetEdge VUL 2022 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
AssetEdge VUL 2022 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
AssetEdge VUL 2022 | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
AssetEdge VUL 2022 | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
AssetEdge VUL 2022 | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
AssetEdge VUL 2022 | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
AssetEdge VUL 2022 | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
AssetEdge VUL 2022 | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.02%
AssetEdge VUL 2022 | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
AssetEdge VUL 2022 | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
AssetEdge VUL 2022 | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
AssetEdge VUL 2022 | LincolnHedgedSP500FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.00%
AssetEdge VUL 2022 | LincolnHedgedSP500ConservativeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.63%
AssetEdge VUL 2022 | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	46.32%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	11.67%
AssetEdge VUL 2022 | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
AssetEdge VUL 2022 | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
AssetEdge VUL 2022 | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
AssetEdge VUL 2022 | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.81%
AssetEdge VUL 2022 | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
AssetEdge VUL 2022 | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
AssetEdge VUL 2022 | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.73%
AssetEdge VUL 2022 | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	7.99%
AssetEdge VUL 2022 | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
AssetEdge VUL 2022 | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	14.73%
AssetEdge VUL 2022 | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
AssetEdge VUL 2022 | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.40%
AssetEdge VUL 2022 | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.39%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.06%
AssetEdge VUL 2022 | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
AssetEdge VUL 2022 | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
AssetEdge VUL 2022 | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
AssetEdge VUL 2022 | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
AssetEdge VUL 2022 | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
AssetEdge VUL 2022 | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.98%
AssetEdge VUL 2022 | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
AssetEdge VUL 2022 | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	1.68%
AssetEdge VUL 2022 | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
AssetEdge VUL 2022 | LVIPMacquarieLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	1.63%
AssetEdge VUL 2022 | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
AssetEdge VUL 2022 | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
AssetEdge VUL 2022 | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
AssetEdge VUL 2022 | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	48.35%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	12.54%
AssetEdge VUL 2022 | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
AssetEdge VUL 2022 | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
AssetEdge VUL 2022 | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	6.58%
AssetEdge VUL 2022 | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.57%
AssetEdge VUL 2022 | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
AssetEdge VUL 2022 | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
AssetEdge VUL 2022 | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
AssetEdge VUL 2022 | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.09%
AssetEdge VUL 2022 | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
AssetEdge VUL 2022 | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.22%
AssetEdge VUL 2022 | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.33%
AssetEdge VUL 2022 | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.72%
AssetEdge VUL 2022 | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
AssetEdge VUL 2022 | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
AssetEdge VUL 2022 | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
AssetEdge VUL 2022 | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.22%
AssetEdge VUL 2022 | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.54%
AssetEdge VUL 2022 | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
AssetEdge VUL 2022 | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	6.15%
AssetEdge VUL 2022 | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.27%
AssetEdge VUL 2022 | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.09%
AssetEdge VUL 2022 | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	4.00%
AssetEdge VUL 2022 | LVIPWellingtonCapitalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	38.70%
Average Annual Total Returns, 5 Years [Percent]	16.98%
Average Annual Total Returns, 10 Years [Percent]	13.91%
AssetEdge VUL 2022 | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	7.71%
AssetEdge VUL 2022 | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.67%
AssetEdge VUL 2022 | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
AssetEdge VUL 2022 | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
AssetEdge VUL 2022 | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
AssetEdge VUL 2022 | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
AssetEdge VUL 2022 | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
AssetEdge VUL 2022 | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
AssetEdge VUL 2022 | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
AssetEdge VUL 2022 | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
AssetEdge VUL 2022 | LincolnSP500UltraBufferFundAugServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
AssetEdge VUL 2022 | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
AssetEdge VUL 2022 | LVIPMacquarieREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
AssetEdge VUL 2022 | LoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense, Footnotes [Text Block]	Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.
AssetEdge VUL 2022 | InterestonAcceleratedBenefitLienMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Interest on Accelerated Benefit Lien
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
Optional Benefit Expense, Footnotes [Text Block]	Under the basic Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest as shown in the Table above. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody's Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily.
AssetEdge VUL 2022 | OverloanProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon use of the benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount.•All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Fixed Account.•The Policy will become paid-up insurance (i.e. no further payment will be required).
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection Rider. If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse due to insufficient value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See Policy Charges and Fees and Table II of this prospectus.)In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:•Policy Debt is larger than the Specified Amount;•The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications;•Any Insured identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications;•A level Death Benefit must be in effect;•The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications;•The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications;•Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus).Once you exercise the benefit, the following changes will be made to your Policy:1. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;2. All other riders will be terminated; 3. No additional Monthly Deductions will be taken; 4. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and5. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.
AssetEdge VUL 2022 | BasicAcceleratedBenefitsRidersMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Basic Accelerated Benefits Riders[6]
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Optional Benefit Expense, Footnotes [Text Block]	There are two versions of this rider, and the charge for each version of the rider is the same. See Riders section for detailed discussion of the terms of each rider, including that the payment of a benefit under either version of the Rider is considered a loan against the Policy.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Purpose of Benefit [Text Block]	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Version 1: available at Policy purchase or anytime thereafter; Version 2: available at Policy purchase only.•Availability is subject to underwriting criteria (including age and state of health).•Terminal illness coverage is up to 50% of the death benefit.•Nursing Home Confinement coverage is up to 40% of the death benefit.•Terminal Illness coverage and Nursing Home Confinement coverage is subject to an overall maximum of $250,000.•Version 2: critical illness coverage is 5% of the death benefit not to exceed $25,000 upon the occurrence of the first critical illness.•The illness or confinement must meet conditions of the Rider to qualify for payments.•Benefits received from this rider will terminate any other Accelerated Benefit rider.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Operation of Benefit [Text Block]	Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans.
AssetEdge VUL 2022 | BusinessExecEnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Business Exec Enhanced Surrender Value Rider[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.1875%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0625%
Optional Benefit Expense, Footnotes [Text Block]	This rider is optional if the Policy is applied for on an individual basis, but owned by a corporation or business. See sections headed “Business Exec Enhanced Surrender Value Rider” in the Riders section of this prospectus for a detailed discussion.
Name of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value for your Policy if fully surrendered during the Exec Enhanced Surrender Value Period. It may also provide a credit for a portion of the monthly Administrative Fees during this period depending on the Rider option elected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Availability is subject to underwriting criteria.
Name of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider
Operation of Benefit [Text Block]	Business Exec Enhanced Surrender Value Rider. If an application is received requesting this Rider it should be made by a business or entity (i.e. an association, or trust established by business or association to fund employee or member benefits). Please note that only businesses and entities may purchase this Rider and that only such businesses or entities may own the Policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount.(b)if the Policy is fully surrendered at any time after the fifth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, Holding Account Value, Indexed Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Business Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Business Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy's Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2
	Without Business Exec ESV Rider		With Business Exec ESV Rider – Option 1		With Business Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
AssetEdge VUL 2022 | IndividualExecEnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Individual Exec Enhanced Surrender Value Rider[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.1875%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0625%
Optional Benefit Expense, Footnotes [Text Block]	This rider is optional if the Policy is applied for on an individual basis. See section headed “Individual Exec Enhanced Surrender Value Rider ” in the Riders section of this prospectus for detailed discussion.
Name of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value for your Policy if fully surrendered during the Exec Enhanced Surrender Value Period. It may also provide a credit for a portion of the monthly Administrative Fees during this period depending on the Rider option elected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Availability is subject to underwriting criteria.
Name of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider
Operation of Benefit [Text Block]	Individual Exec Enhanced Surrender Value Rider. Subject to underwriting requirements and approval, this rider will be available if the application is made on an individual Insured of high net worth or income and is not business owned. Only an individual or non-business entity may own the policy and exercise the ownership privileges provided by the Policy (e.g. electing options, changing Beneficiaries, surrendering, borrowing). At the time of application, you will be able to choose between two options, each of which provide for an increase in the amount that may be received upon a Full Surrender of a Policy than would otherwise be available under the policy’s terms (“Enhanced Surrender Value”). To receive the Enhanced Surrender Value, the Policy must be fully surrendered during the “Exec Enhanced Surrender Value Period.” The Exec Enhanced Surrender Value Period is the number of Policy Years, starting from the date the Policy is issued, during which Surrender Charges apply to the Policy. Once the Policy is issued, the Owner will not be able to change Options. This rider does not provide for an Enhanced Surrender Value for Partial Surrenders or Policy Loans. This rider will terminate at the earliest of: the Full Surrender of the Policy for the benefit provided by this rider, the end of the Exec Enhanced Surrender Value Period, lapse of the Policy, or exchange, replacement, or any termination of the Policy other than for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. You may not terminate the rider without terminating the Policy.Under Option 1, the rider provides an increase in the amount you may receive upon a Full Surrender of the Policy than otherwise would be available under the terms of the Policy by waiving the Surrender Charge. To receive this increased amount (“Enhanced Surrender Value”) your Policy must be fully surrendered during the Exec Enhanced Surrender Value Period (see section headed “Surrender Charges - General” for a discussion of when Surrender Charges are imposed and how Surrender Charges are calculated).Under Option 1, if the Policy is fully surrendered at any time during the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtUnder Option 2, if you fully surrender your Policy during the first five Policy Years, this rider provides an increase in the amount you may receive as an Enhanced Surrender Value by waiving the Surrender Charge and by providing a credit for a portion of the monthly Administrative Fees that otherwise would be imposed during this period. The credit is calculated according to the formula shown below and is based on: (a) the lesser of the Initial Specified Amount or current Specified Amount, multiplied by a per $1,000 of Specified Amount adjustment rate that will be shown in the Policy Specifications of your Policy following the words “Enhanced Surrender Value Per Thousand Adjustment Rate.” The credit will offset a portion of those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fee and Operating Expenses” as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. After the first five Policy Years, the Enhanced Surrender Value will be calculated in the same manner as Option 1, shown above.Under Option 2, (a)if the Policy is fully surrendered during the first nine Policy Years of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)Debt; plus(A)the lesser of (i) the Initial Specified Amount or (ii) the current Specified Amount, multiplied by(B)the Enhanced Surrender Value Per Thousand Adjustment Rate, shown in your Policy Specifications. Note: The result of this calculation provides a credit against a portion of the monthly Administrative Fees imposed during this period and will provide an offset against those charges described in the Administrative Fees section of the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table as a monthly fee per dollar of Initial Specified Amount or increase in Specified Amount. (b)if the Policy is fully surrendered at any time after the ninth Policy Year and before the end of the Exec Enhanced Surrender Value Period, the Enhanced Surrender Value payable on the date your Policy is surrendered will equal:1)the Policy's Accumulation Value; minus2)DebtAccordingly, Option 2 provides a higher Enhanced Surrender Value than Option 1 when the Policy is fully surrendered during the first five Policy Years of the Exec Enhanced Surrender Value Period.Please see sample Policy below for an example of hypothetical Accumulation and Surrender Values for Option 1 and Option 2. You may obtain more information about the possible impact of your choice of option by requesting a personalized policy illustration from your registered representative. Your Policy Accumulation Value at any point in time equals the sum of the Fixed Account Value, Separate Account Value, Holding Account Value, Indexed Account Value, and the Loan Account Value (see the section headed “Policy Values” for a more detailed discussion). Your Policy Surrender Value equals the Policy Accumulation Value less any Debt less any applicable Surrender Charge (see section headed “Policy Surrenders” for a more detailed discussion).The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Individual Exec Enhanced Surrender Value Rider showing the election of either Option 1 or Option 2 for a Policy with a 10 year Individual Exec Enhanced Surrender Value Period:Sample Policy•Insured: Male Standard Non-tobacco, age 55•Duration of Policy’s Surrender Charge at issue: 14 years•Specified Amount: $1,000,000•Death Benefit Option: 1 (Level)•Planned annual Premium Payment: $31,750•No Debt•Assumed Investment Return: 7% gross (6.47% net)*•For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $9.28 year 1, $19.79 year 2, $29.02 year 3, $36.88 year 4, $33.46 year 5, $21.12 year 6, and $2.02 year 7 per $1,000 of Specified Amount for Option 2.
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$22,458	$0	$22,458	$22,458	$22,458	$31,738
2	$45,951	$631	$45,175	$45,175	$43,622	$63,412
3	$70,822	$26,832	$69,214	$69,214	$65,999	$95,019
4	$97,163	$54,493	$94,667	$94,667	$89,674	$126,554
5	$125,229	$83,889	$121,781	$121,781	$114,887	$148,347
	Without Individual Exec ESV Rider		With Individual Exec ESV Rider – Option 1		With Individual Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
6	$155,143	$115,123	$151,456	$151,456	$144,083	$165,203
7	$186,982	$148,282	$183,039	$183,039	$175,152	$177,172
8	$220,674	$183,284	$216,454	$216,454	$208,014	$208,014
9	$256,309	$220,229	$251,791	$251,791	$242,754	$242,754
10	$294,027	$263,857	$289,187	$289,187	$279,505	$279,505
11	$343,487	$319,557	$338,299	$338,299	$327,923	$327,923
12	$396,254	$378,174	$390,691	$390,691	$379,565	$379,565
13	$452,707	$440,077	$446,741	$446,741	$434,810	$434,810
14	$512,908	$505,338	$506,506	$506,506	$493,702	$493,702
15	$577,262	$577,262	$570,389	$570,389	$556,641	$556,641
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
AssetEdge VUL 2022 | LincolnLifeEnhanceAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.09418 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.47%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Business Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic illness or terminal Illness, must meet conditions of the Rider to qualify for payments.
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Operation of Benefit [Text Block]	Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds after a (required) change to Death Benefit Option 1.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the United States Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1)The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[A / B] * C where:A = is Debt;B = is the Remaining Benefit Amount immediately prior to a benefit payment; andC = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an Accelerated Benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.Accumulation Value;The Reduction Ratio will be applied to the Accumulation Value in the following order:(i) The Fixed Account Value and Sub-Accounts will be reduced first in the same proportion as the balances are invested in such accounts;(ii) If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced;(iii) If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment. No further Death Benefit Option changes are permitted.The Surrender Charges as shown on the Policy Specifications will be waived.If the Policy includes a No-Lapse Provision, the provision will terminate.If there is any Premium in a premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account. We also reserve the right to transfer all value of the Holding Account and the Indexed Account, if any, to the Fixed Account.If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value is reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness or Terminal Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.
AssetEdge VUL 2022 | LincolnLifeAssureAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Business Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic or terminal illness, must meet conditions of the Rider to qualify for payments.•Benefit payments received will be less than the amount accelerated because each payment is subject to a discount factor for early payment.
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Operation of Benefit [Text Block]	Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this rider at the time you apply for your Policy. While there is no charge for the rider, there is an administrative fee charged at the time of each benefit payment. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Business and Individual Exec Enhanced Surrender Value Riders: Once payment of an accelerated death benefit under this rider begins, the Business and/or Individual Exec Enhanced Surrender Value Rider will terminate.Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.Accumulation Valuea. The Reduction Ratio will be applied to the Accumulation Value in the following order:i.The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account;ii.If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced;iii.If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available).Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.Upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. The loan conversion limitation of once per twelve-month period will not apply.After you have received an accelerated death benefit payment under this rider, and while this rider is in force, any loan taken will be a Fixed Loan, if applicable.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this rider;c.The Remaining Benefit Amount is reduced to zero;d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;e.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this rider, and the Policy is terminated and reinstated, you may reinstate this rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this rider, this rider may not be reinstated.Exclusions: This rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge VUL 2022 | AdministrativeLTCRiderFeeforthefirst10PolicyYearsfromthePolicyDateMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45): $0.004 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.017%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.001%
AssetEdge VUL 2022 | PlusAdollaramountper1000ofRiderNetAmountRiskMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00465 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.67655%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00094%
AssetEdge VUL 2022 | WaiverofMonthlyDeductionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider[10]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.5%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	12.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. “Covered monthly charges”are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	Waives Monthly Deductions during periods of total disability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.
AssetEdge VUL 2022 | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider*
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate any other Accelerated Benefit Rider, Business Enhanced Surrender Value Rider and Individual Exec Enhanced Surrender Value Rider.•If you exercise any other Accelerated Benefit Rider or the Overloan Protection Rider, this rider will terminate.•Amounts we reimburse are subject to a monthly maximum dollar amount that can be accelerated each Policy Month.•Availability is subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The long-term care services must meet conditions of the Rider to qualify for reimbursement.
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care, please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. This Long-Term Care Rider may only be elected at Policy issuance.The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application).You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return.Eligibility: An Insured may receive benefits under this rider once the following conditions are met:a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment.Benefits will be paid under this rider for as long as:a.the above listed Eligibility Conditions of this rider are met;b.the requirements of the “Claims” section of this rider are satisfied;c.any claim is either:(i)for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii)for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd.this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool.There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider.Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on your selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider.The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1.Impacts of the Corridor Percentages Table, or2.If Death Benefit Option 2 is elected, changes in the Accumulation Value or, if greater, the impact of the Death Benefit Option 2 Factor shown in the Policy Specifications; and3.Adjusted for withdrawals or other Policy changesb.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of:a.an amount equal to (1) plus (2), where:1.equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and2.equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b.the amount you request;c.the Maximum Monthly LTC Benefit Amount; ord.the Remaining LTC Benefit Pool.If there is an outstanding debt, the benefit paid under this rider will first be used to repay a portion of the debt.Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Prior to the first Long-Term Care benefit payment, if a Death Benefit Option other than Death Benefit Option 1 is in effect it will automatically be changed to Death Benefit Option 1. No further Death Benefit Option changes are permitted after the first benefit payment. The LTC Specified Amount will not be affected by this change in Death Benefit Option.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. Please see your Policy and rider for additional information.•Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for:a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider;g.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease.Partial Surrender (Withdrawal): A partial surrender under the Policy may reduce the remaining LTC Specified Amount. If Death Benefit Option 2 is selected, the remaining LTC Specified Amount will be reduced dollar for dollar. If Death Benefit Option 1 is selected, the remaining LTC Specified Amount will be reduced by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Business and Individual Exec Enhanced Surrender Value Riders: Upon receipt of a benefit under the Long-Term Care Rider, the Business and/or Individual Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.The portion to be repaid will equal the sum of (1), divided by (2), then multiplied by (3), where:1.Debt;2.Is your Policy’s Specified Amount immediately prior to the benefit payment; and3.Is the amount of the benefit payment prior to the reduction to repay debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay debt. Also, upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.Accumulation Valuea.The Reduction Ratio will be applied to the Accumulation Value in the following order:i.The Fixed Account Value will be reduced;ii.If insufficient value exists in the Fixed Account, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.Debt will be reduced as described in the “Reduction of Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision.Once your claim has been approved, we will transfer any Accumulation Value from the Separate Accounts and/or Indexed Account(s) to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day or Segment Maturity Date following approval of your claim. While Long-Term Care benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account or Indexed Account and all premium payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until Long-Term Care benefits are no longer being paid.In the event Long-Term Care benefits are no longer being paid prior to the Segment Maturity Date, the funds would continue to be moved to the Fixed Account and you would need to reallocate these funds appropriately. Once Long-Term Care benefits are no longer being paid, you will be allowed to reallocate back into any Separate Account or Indexed Account.New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a partial surrender against your Policy.Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid will include interest as provided under your Policy.When Long-Term Care benefits are no longer paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted.You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request.Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below).Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Benefit Pool minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional premium and/or repay outstanding Debt to prevent your Policy from Lapsing.Grace Period: Your Policy and this rider will enter the grace period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Provision under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If your Policy lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information.ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts (state variations may apply). Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts.Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code.The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured.Charges for the rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment.This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Accelerated Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.
AssetEdge VUL 2022 | ChangeofInsuredRiderMember
Prospectus:
Name of Benefit [Text Block]	Change of Insured Rider
Purpose of Benefit [Text Block]	Permits a change in the person who is Insured under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase or until the Attained Age of 65.•Availability may vary by selling broker dealer. You may obtain information about the optional benefits that are available through your broker dealer by contacting your broker dealer or our Administrative Office.•Benefit ceases to be available on the contract anniversary nearest to the current Insured’s 65thbirthday.•The new Insured is subject to underwriting requirements.•Policy value requirements apply.•Policy charges applicable to the new Insured may differ from charges applicable to the current Insured.•Any change in Insured is a taxable event.
Name of Benefit [Text Block]	Change of Insured Rider
Operation of Benefit [Text Block]	Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
AssetEdge VUL 2022 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office.•You may select a quarterly, semi-annual or annual basis. •Transfers from the Fixed Account can only be elected at the time your Policy is issued.•Systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. •Automatically terminates under certain conditions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)after 12 or 24 months (as elected by you); or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
AssetEdge VUL 2022 | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office. •You may select a quarterly, semi-annual or annual basis.•The Fixed Account and the Indexed Account are not subject to rebalancing.•May be elected, terminated, or the allocation may be changed at any time.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account and the Indexed Account are not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing. You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
AssetEdge VUL 2022 | PolicyLoansMember
Prospectus:
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
AssetEdge VUL 2022 | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.

AssetEdge VUL 2022 | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders and
Debt after the date of death; or
b)the Specified Amount as of the date of the Insured's death, multiplied by 115%, less any Partial Surrenders and Debt after the date of death.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.

AssetEdge VUL 2022 | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.

AssetEdge VUL 2022 | FixedLoanMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
AssetEdge VUL 2022 | ParticipatingLoanMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.50%
AssetEdge VUL 2022 | LincolnEnhancedAllocationRiderMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Enhanced Allocation Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Value Benefit if conditions are met.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase.•Benefit ceases to be available on the Policy when policyholder terminates, surrenders, dies, lapses or has not available money in the separate account.•The Lincoln Enhanced Allocation Rider charge will not be subtracted from the Policy’s Fixed Account.
Name of Benefit [Text Block]	Lincoln Enhanced Allocation Rider
Operation of Benefit [Text Block]	Lincoln Enhanced Allocation Rider. You must apply for this rider at the time you apply for your Policy. The rider can provide a Lincoln Enhanced Allocation Rider Benefit Amount if the Lincoln Enhanced Allocation Rider Conditions are met. The Lincoln Enhanced Allocation Rider Benefit Amount uses the change in value of the S&P 500® Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Lincoln Enhanced Allocation Rider is the S&P 500® Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. The rider’s benefits: Subject to the Lincoln Enhanced Allocation Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Enhanced Allocation Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Enhanced Allocation Option Start Date (the 15th of each subsequent calendar month following the Initial Enhanced Allocation Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Lincoln Enhanced Allocation Rider Charge”) and creates an Open Enhanced Allocation Option. The new Open Enhanced Allocation Option will credit a Lincoln Enhanced Allocation Rider Benefit Amount, if any, to the Accumulation Value on its Enhanced Allocation Option Maturity Date. If this Rider is inactive, a monthly Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Separate Account Value and Enhanced Allocation Options will not be opened on subsequent Enhanced Allocation Option Start Dates.Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to an Enhanced Allocation Option Start Date. If we receive your election to make this Rider active one business day prior to, or on an Enhanced Allocation Option Start Date the activation will be delayed until the next available Monthly Enhanced Allocation Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Enhanced Allocation Option Date the deactivation will be delayed until the next available Monthly Enhanced Allocation Option Date.Each Enhanced Allocation Option has an Enhanced Allocation Option Duration which is the length of time it takes for an Enhanced Allocation Option to mature. The Enhanced Allocation Option Duration is shown in the Policy Specifications.Lincoln Enhanced Allocation Rider conditions: In order for an Enhanced Allocation Option to be created, the following conditions must be met on the Initial Enhanced Allocation Option Start Date and each Enhanced Allocation Option Start Date:a.The Policy must be in force;b.The Lincoln Enhanced Allocation Rider must be active;c.The Policy must have Separate Account Value;d.The Policy is not in a Grace Period;e.The Policy’s death benefit is not being accelerated under any Long-Term Care Rider; andf.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy).In order for you to receive a Lincoln Enhanced Allocation Rider Benefit Amount, the following conditions must be met on an Enhanced Allocation Option Maturity Date:a.The Policy must be in force; andb.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy).Any Lincoln Enhanced Allocation Rider Benefit Amount will be applied as explained in the ”Payment of Rider Benefit Amount” provision below.How we calculate the Lincoln Enhanced Allocation Rider Benefit Amount: One business day prior to the Initial Enhanced Allocation Option Start Date and one business day prior to each subsequent Enhanced Allocation Option Start Date that the Lincoln Enhanced Allocation Rider Conditions are met, a monthly Lincoln Enhanced Allocation Rider Charge will be subtracted from the Separate Account Value. The Lincoln Enhanced Allocation Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Enhanced Allocation Option Date. The Lincoln Enhanced Allocation Rider Charge is determined as follows:a.the monthly Lincoln Enhanced Allocation Rider Charge Rate shown in the Policy Specifications;b.multiplied by the Separate Account Value on the Enhanced Allocation Option Start Date.The Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Policy’s Fixed Account or Index Account; it will only be subtracted from the Separate Account Value.Payment of Rider Benefit Amount: If your Policy has Separate Account Value on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Enhanced Allocation Option Maturity Date. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Fixed Account allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Fixed Account. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Indexed Account Option(s) allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Holding Account until it is then applied to the appropriate Indexed Account Option(s). Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Enhanced Allocation Options will not be created. However, if the Policy is in a Grace Period on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Accumulation Value.Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Impact of Death: If the Insured’s death occurred with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Impact of Other Riders and Benefits: If any of the following Riders are attached to your Policy, the Riders may have an impact on the Lincoln Enhanced Allocation Rider.Waiver of Monthly Deduction Benefit Rider: If the Insured is on Total Disability, as provided and defined under any Waiver of Monthly Deduction Rider, the Lincoln Enhanced Allocation Rider will be inactive.Long-Term Care Rider: While the Policy’s death benefit is being accelerated under any Long-Term Care Rider:1.No Lincoln Enhanced Allocation Rider Charge will be subtracted from the Policy;2.No new Enhanced Allocation Options will be created; and3.If there are any Enhanced Allocation Option(s) when acceleration of the Policy’s death benefit begins, any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Fixed Account.4.If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, and you transfer Accumulation Value into the Sub-Account(s), but the Lincoln Enhanced Allocation Rider is inactive, you can submit an election to activate the Lincoln Enhanced Allocation Rider subject to the Lincoln Enhanced Allocation Rider active and inactive elections.5.If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, you transfer Accumulation Value into the Sub-Account(s), and the Lincoln Enhanced Allocation Rider is still active, the Lincoln Enhanced Allocation Rider Charges will resume on the next Enhanced Allocation Option Start Date following the end of the acceleration of the Policy’s death benefit and Enhanced Allocation Option(s) will be opened subject to the Lincoln Enhanced Allocation Rider conditions provision above.Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for any Enhanced Allocation Options that reached their Enhanced Allocation Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s) the crediting of any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following:a.The termination or lapse of the Policy; orb.The Policy Anniversary immediately prior to the Insured’s Attained Age 121.